JPMORGAN TRUST II

245 Park Avenue

New York, New York 10167

March 5, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Attn:  James O’Connor

Re:

JPMorgan Trust II (“Trust”) on behalf of the

JPMorgan International Equity Index Fund (the “Fund”)

File Nos. 811-4236 & 2-95973

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses for the Fund do not differ from those contained in Post-Effective Amendment No. 114 (Amendment No. 115 under the 1940 Act) filed electronically on February 25, 2010.

If you have any questions or comments, please call the undersigned at (212) 648-2085.

Sincerely,

/s/ John T. Fitzgerald

John T. Fitzgerald
Assistant Secretary